INCOME TAX AND SOCIAL CONTRIBUTION - Reconciliation of expense with income tax and social contributions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of expense with income tax and social contribution
Earnings before Corporate Income Tax and Social Contribution	R$ 10,994,356	R$ 6,952,646
Total Corporate Income Tax and Social Contribution calculated at a rate of 25% and 9%, respectively	(3,738,081)	(2,363,900)
Additions and Exclusions effects:
Unrecognized/writte-off deferred taxes	(9,336,783)	(2,541,696)
Exchange Variation	(136,397)	169,228
Equity Method Investments	722,018	568,107
Provisions	5,721,293	826,380
Financial income - Contract Assets	458,330	272,654
Revenue from dividend	322,696	456,147
Tax loss offset/Negative base	13,525	1,698,017
Establishment of tax credits	(368,368)	11,682
Tax Breaks	732,541	924,200
Grants	(17,830)	(17,889)
Hydrological risk Renegotiation	1,029,964
Other additions and exclusions	(683,631)	(568,263)
Total Corporate Income Tax and Social Contributions expenses	R$ 5,280,723	R$ 565,333	R$ (630,659)
Effective tax rate	48.03%	8.13%
Tax incentive percentage	75.00%	75.00%
Tax incentives - SUDENE and SUDAM	R$ (678,853)	R$ (669,204)
IRPJ
Reconciliation of expense with income tax and social contribution
Tax rate	25.00%	25.00%
CSLL
Reconciliation of expense with income tax and social contribution
Tax rate	9.00%	9.00%